Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

April 12, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Nuveen California Quality Income Municipal Fund, Inc. (File Nos. 333-184970 and 811-06425)

Dear Sir or Madam:

On behalf of our client, Nuveen California Quality Income Municipal Fund, Inc. (the “Fund”), we are filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is Pre-Effective Amendment No. 1 under the 1933 Act and Amendment No. 10 under the 1940 Act and is being made for the purpose of registering 2.2 million shares of Common Stock of the Fund and responding to Securities and Exchange Commission staff comments.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6149.

Sincerely,

/s/ Kathleen M. Long
Kathleen M. Long